EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares Outstanding
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2021	2020	2019
Net income (loss) attributable to the Company	(11,148)	412,875	139,972

(in thousands)	2021	2020	2019
Weighted average number of shares	198,965	195,637	173,576
Dilutive effect of contingently returnable shares	—	2,042	5,598
Dilutive effect of share options	—	129	141
Denominator for diluted earnings per share	198,965	197,808	179,315

	2021	2020	2019
Cash dividends per share declared	$0.00	$1.60	$0.10